Document and Entity Information Entity Information	Oct. 27, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 27, 2025
Entity Registrant Name	Carter’s, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-31829
Entity Tax Identification Number	13-3912933
Entity Address, Address Line One	Phipps Tower
Entity Address, Address Line Two	3438 Peachtree Road NE
Entity Address, Address Line Three	Suite 1800
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30326
City Area Code	678
Local Phone Number	791-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001060822
Amendment Flag	false
Common Stock
Cover [Abstract]
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	CRI
Security Exchange Name	NYSE
Document Information [Line Items]
Title of 12(b) Security	Common stock, par value $0.01 per share
Security Exchange Name	NYSE
Trading Symbol	CRI
Series A Preferred Stock
Cover [Abstract]
Title of 12(b) Security	Series A Preferred Stock Purchase Rights
Security Exchange Name	NYSE
No Trading Symbol Flag	true
Document Information [Line Items]
Title of 12(b) Security	Series A Preferred Stock Purchase Rights
Security Exchange Name	NYSE
No Trading Symbol Flag	true